UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017

13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
        Chief Operating Officer
Phone:  (212) 381-4461

Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz     New York, New York            February 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total: $1,496,697

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

1         28-10683                 Marathon Global Convertible Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                                 Value                PRN
Name of Issuer                  Title of Class     Cusip         x1000   Quantity     CALL DSCRTN  MNGRS SOLE   SHARED         NONE
ABGENIX INC                     COM                00339B107      1939      187,500  SH   SHARED   1                   187,500
ADVANCED MICRO DEVICES INC      DBCV 4.750% 2/0    007903AE7     14436   12,512,000 PRN   SHARED   1                12,512,000
ALLIED WASTE INDS INC           COM PAR$.01NEW     019589308      5201      560,400  SH   SHARED   1                   560,400
AMERICA WEST HLDG CORP          CL B               023657208       569       86,500  SH   SHARED   1                    86,500
AMERICAN EXPRESS CO             DBCV 1.850% 12/0   025816AS8     32830   30,050,000 PRN   SHARED   1                30,050,000
AMERICAN TOWER CORP             NOTE 3.2500% 8/0   029912AK8      8288    5,000,000 PRN   SHARED   1                 5,000,000
AMGEN INC                       COM                031162100     12830      200,000 CALL  SHARED   1                   200,000
AMKOR TECHNOLOGY INC            COM                031652100       497       75,000  SH   SOLE     NONE     75,000
AMKOR TECHNOLOGY INC            COM                031652100      7530    1,375,000 CALL  SOLE     NONE  1,375,000
AMR CORP                        NOTE 4.250% 9/2    001765BA3     26588   30,000,000 PRN   SHARED   1                30,000,000
AMR CORP                        NOTE 4.500% 2/1    001765BB1      1126    1,437,000 PRN   SHARED   1                 1,437,000
AON CORP                        DBCV 3.500% 11/1   037389AT0      8680    7,000,000 PRN   SHARED   1                 7,000,000
ASK JEEVES INC                  COM                045174109      3114      116,400  SH   SHARED   1                   116,400
AU OPTRONICS CORP               SPONSORED ADR      002255107       143       10,000  SH   SOLE     NONE    10,000
BANKUNITED FINL CORP            NOTE 3.125% 3/0    06652BAE3      5206    5,000,000 PRN   SHARED   1                 5,000,000
BRINKER INTL INC                DBCV 10/1          109641AC4      8038   12,500,000 PRN   SHARED   1                12,500,000
CALPINE CORP                    NOTE 4.750% 11/1   131347BJ4     17668   20,250,000 PRN   SHARED   1                20,250,000
CARNIVAL CORP                   DBCV 1.132% 4/2    143658AV4     21720   24,000,000 PRN   SHARED   1                24,000,000
CEPHALON INC                    NOTE 2.500% 12/1   156708AE9      1905    2,000,000 PRN   SHARED   1                 2,000,000
CITADEL BROADCASTING CORP       NOTE 1.875% 2/1    17285TAB2     15428   17,000,000 PRN   SHARED   1                17,000,000
COMPUTERE ASSOC INTL INC        NOTE 5.000% 3/1    204912AR0      3238    2,500,000 PRN   SHARED   1                 2,500,000
CONTINENTAL AIRLS INC           NOTE 4.500% 2/0    210795PD6     27656   32,777,000 PRN   SHARED   1                32,777,000
CONTINENTAL AIRLS INC           NOTE 5.000% 6/1    210795PJ3     50238   52,060,000 PRN   SHARED   1                52,060,000
CONTINENTAL AIRLS INC           NOTE 5.000% 6/1    210795PJ3     13028   13,500,000 PRN   SOLE     NONE 13,500,000
DELTA AIR LINES INC DEL         NOTE 8.000% 6/0    247361YP7      6030    9,000,000 PRN   SOLE     NONE  9,000,000
DELTA AIR LINES INC DEL         NOTE 8.000% 6/0    247361YP7      3350    5,000,000 PRN   SHARED   1                 5,000,000
DELTA AIR LINES INC DEL         COM                247361908      2992      400,000 CALL  SOLE     NONE    400,000
DUKE ENERGY CORP                NOTE 1.750% 5/1    264399EJ1     25846   23,000,000 PRN   SHARED   1                23,000,000
DYNEGY INC NEW                  SDCV 4.750% 8/1    26816QAB7     31213   22,020,000 PRN   SHARED   1                22,020,000
ECHOSTAR COMMUNICATIONS NEW     NOTE 5.750% 5/1    278762AG4     61858   60,349,000 PRN   SHARED   1                60,349,000
ELECTRONIC DATA SYS NEW         NOTE 3.875% 7/1    285661AF1     10839   10,250,000 PRN   SHARED   1                10,250,000
EMPRESSA ICA SOCIEDAD CONTRL    SPONSORED ADR      292448107       176       71,800 PRN   SOLE     NONE    71,800
EMULEX CORP                     NOTE 0.250% 12/1   292475AD2      7958    8,500,000 PRN   SHARED   1                 8,500,000
EMULEX CORP                     NOTE 1.750% 2/0    292475AB6      3345    3,345,000 PRN   SHARED   1                 3,345,000
FAIRCHILD SEMICONDUCTOR INTL    COM                303726103      1171       72,000  SH   SHARED   1                    72,000
FEI CO                          NOTE 6/1           30241LAD1     18976   19,000,000 PRN   SHARED   1                19,000,000
FISHER SCIENTIFIC INTL INC      NOTE 2.500% 10/0   338032AW5     29055   19,500,000 PRN   SHARED   1                19,500,000
GENERAL MTRS CORP               DEB SR CONV B      370442733     66455    2,875,600 PRN   SHARED   1                 2,875,600
GRACE W R & CO DEL NEW          COM                38388F108     15733    1,156,000  SH   SOLE     NONE  1,156,000
GRAFTECH INTL LTD               COM                384313102      1093      115,500  SH   SHARED   1                   115,500
GRAFTECH INTL LTD               DBCV 1.625% 1/1    384313AB8      5558    6,000,000 PRN   SHARED   1                 6,000,000
HUTCHINSON TECHNOLOGY INC       NOTE 2.250% 3/1    448407AE6      7988    6,000,000 PRN   SHARED   1                 6,000,000
IDEC PHARMACEUTICALS CORP       NOTE 4/2           449370AE5     40878   63,500,000 PRN   SHARED   1                63,500,000
INFINEON TECHNOLOGIES AG        SPONSORED ADR      45662N103       108       10,000  SH   SHARED   1                    10,000
INTEL CORP                      COM                458140100       725       31,000  SH   SHARED   1                    31,000
IVAX CORP                       NOTE 1.500% 3/0    465823AJ1      5259    5,500,000 PRN   SHARED   1                 5,500,000
JETBLUE AWYS CORP               COM                477143101      1036       44,600  SH   SHARED   1                    44,600
JUNIPER NETWORKS INC            NOTE 6/1           48203RAC8      8381    5,500,000 PRN   SHARED   1                 5,500,000
KING PHARMACEUTOCALS INC        DBCV 2.750% 11/1   495582AG3     41613   42,900,000 PRN   SHARED   1                42,900,000
KULICKE & SOFFA INDS INC        NOTE 0.500% 11/3   501242AL5      2243    3,000,000 PRN   SHARED   1                 3,000,000
LEVEL 3 COMMUNICATIONS INC      COM                52729N100     12289    3,625,050  SH   SHARED   1                 3,625,050
LOCKHEED MARTIN CORP            DBCV 8/1           539830AP4      8808    8,500,000 PRN   SHARED   1                 8,500,000
LODGIAN INC                     COM PAR $.01       54021P403       826       68,738  SH   SOLE     NONE     68,738
LSI LOGIC CORP                  COM                502161102      7226    1,318,600  SH   SHARED   1                 1,318,600
LSI LOGIC CORP                  NOTE 4.000% 11/0   502161AG7     84726   85,152,000 PRN   SHARED   1                85,152,000
LUCENT TECHNOLOGIES INC         DBCV 2.750% 6/1    549463AH0     54609   37,500,000 PRN   SHARED   1                37,500,000
MECHEL STEEL GROUP OAO          SPONSORED ADR      583840103      1453       65,000 PRN   SOLE     NONE     65,000
MEDAREX INC                     NOTE 4.250% 98/1   583916AE1     31860   18,950,000 PRN   SHARED   1                18,950,000
MERCURY INTERACTIVE CORP        NOTE 5/0           589405AD1     12250   11,584,000 PRN   SHARED   1                11,584,000
MICRON TECHNOLOGY INC           COM                595112103      9612      778,300  SH   SHARED   1                   778,300
MICRON TECHNOLOGY INC           NOTE 2.500% 2/0    595112AG8     20759   17,500,000 PRN   SHARED   1                17,500,000
MOBILE TELESYSTEMS OJSC         SPONSORED ADR      607409109      1856       13,400  SH   SOLE     NONE     13,400
MYLAN LABS INC                  COM                628530107      2192      124,000  SH   SHARED   1                   124,000
NATIONAL AUSTRALIA BK LTD       SPONSORED ADR      632525408      2337       20,800  SH   SHARED   1                    20,800
NEWS AMER INC                   NOTE 2/2           652482AZ3     29019   49,500,000 PRN   SHARED   1                49,500,000
NOKIA CORP                      SPONSORED ADR      654902204        69      500,000 CALL  SHARED   1                   500,000
NORTEL NETWORKS CORP NEW        NOTE 4.250% 9/0    656568AB8     32579   33,500,000 PRN   SHARED   1                33,500,000
NORTHWEST AIRLS CORP            NOTE 7.625% 11/1   667280AE1       806    1,000,000 PRN   SHARED   1                 1,000,000
NTL INC DEL                     COM                62940M104     11490      157,155  SH   SOLE     NONE    157,155
PHOTRONICS INC                  NOTE 2.250%4/1     719405AE2     13230   10,500,000 PRN   SHARED   1                10,500,000
PLACER DOME INC                 DBCV 2.750% 10/1   725906AK7      9197    7,500,000 PRN   SHARED   1                 7,500,000
PPL ENERGY SUPPLY LLO           NOTE 2.625% 51     69352JAE7     17399   15,500,000 PRN   SHARED   1                15,500,000
PRICELINE INC COM               NOTE 1.000% 8/0    741503AC0      3710    4,000,000 PRN   SHARED   1                 4,000,000
PRIDE INTL INC DEL              FRNT 2.500% 3/0    74153QAB8     51081   40,500,000 PRN   SHARED   1                40,500,000
PRIDE INTL INC DEL              NOTE 3.2500% 5/0   74153QAD4      2719    2,500,000 PRN   SHARED   1                 2,500,000
RED HAT INC                     COM                756577102      4419      331,000  SH   SHARED   1                   331,000
RF MICRODEVICES INC             NOTE 1.5000% 7/0   749941AE0      7410    6,500,000 PRN   SHARED   1                 6,500,000
SCHLUMBERGER LTD                DBCV 1.500% 6/0    806857AC2     13688   12,500,000 PRN   SHARED   1                12,500,000
SCIENTIFIC GAMES CORP           CL A               80874P109      2777      116,500  SH   SHARED   1                   116,500
SEPRACOR INC                    NOTE 12/1          817315AT1     14503    7,500,000 PRN   SHARED   1                 7,500,000
SEPRACOR INC                    NOTE 12/1          817315AU8      9723    4,700,000 PRN   SHARED   1                 4,700,000
SIERRA PAC RES NEW              NOTE 7.250% 2/1    826428AF1     57718   23,250,000 PRN   SHARED   1                23,250,000
SIRIUS SATELLITE RADIO INC      NOTE 2.500% 2/1    82966UAC7     33863   18,000,000 PRN   SHARED   1                18,000,000
SIRIUS SATELLITE RADIO INC      COM                82966U103       399       52,134  SH   SHARED   1                    52,134
SLM CORP                        DBCV 7/2           78442PAC0      6433    6,200,000 PRN   SHARED   1                 6,200,000
SOLECTRON CORP                  NOTE 5/0           834182AS6      5265    6,000,000 PRN   SHARED   1                 6,000,000
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR      874039100       123       14,473  SH   SHARED   1                    14,473
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR      874039100       509       59,920  SH   SOLE     NONE     59,920
TEKELEC                         NOTE 2.250% 6/1    879101AE3     17431   13,631,000 PRN   SHARED   1                13,631,000
TELEWEST GLOBAL INC             COM                87956T107     11155      639,283  SH   SOLE     NONE    639,283
TEVA PHARMACEUTICAL INDS LTD    ADR                881624209       657       22,000  SH   SOLE     NONE     22,000
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW       900111204       471       26,000  SH   SOLE     NONE     26,000
UNITIED RENTALS NORTH AMER IN   NOTE 1.875% 10/1   911365AH7     18135   18,000,000 PRN   SHARED   1                18,000,000
VALEANT PHARMACEUTICALS INTL    NOTE 4.000% 11/1   91911XAD6     28050   25,500,000 PRN   SHARED   1                25,500,000
VECTOR GROUP LTD                NOTE 6.250% 7/1    92240MAC2     13993   15,745,000 PRN   SHARED   1                15,745,000
VEECO INSTRS INC DEL            NOTE 4.125% 12/2   922417AB6      6895    7,000,000 PRN   SHARED   1                 7,000,000
VERITAS SOFTWARE CO             NOTE 0.025% 8/0    923436AD1     16232   16,500,000 PRN   SHARED   1                16,500,000
VISHAY INTERTECHNOLOGY INC      NOTE 6/0           928298AD0      8348   14,000,000 PRN   SHARED   1                14,000,000
VISHAY INTERTECHNOLOGY INC      COM                928298108      8608      573,079  SH   SHARED   1                   573,079
WATSON PHARMACEUTICALS INC      DBCV 1.750% 3/1    942683AC7     25199   24,230,000 PRN   SHARED   1                24,230,000
WELLS FARGO & CO NEW            DBCV 5/0           949746FA4     29925   30,000,000 PRN   SHARED   1                30,000,000
WYETH                           DBCV 1/1           983024AD2     15413   15,000,000 PRN   SHARED   1                15,000,000
WYNDHAM INTL INC                CL A               983101106       119      100,000  SH   SOLE     NONE    100,000
XEROX CORP                      PFD CONV SER C     984121509     14720      100,000  SH   SHARED   1       100,000
YAHOO INC                       COM                984332106      7386      196,025  SH   SHARED   1                   196,025
YAHOO INC                       COM                984332106      7253      192,500 CALL  SHARED   1                   192,500


02337.0005 #546601